Operating Segment Information and Concentrations of Risk	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Operating Segment Information and Concentrations of Risk	Operating Segment Information and Concentrations of RiskThe Company reports its operating segment information in the format that the operating segment information is available to and evaluated by the Chief Operating Decision Maker. The North America Fiber Cement segment manufactures fiber cement interior linings, exterior siding products and related accessories in the United States; these products are sold in the United States and Canada. The Asia Pacific Fiber Cement segment includes all fiber cement products manufactured in Australia and the Philippines, and sold in Australia, New Zealand, Asia, the Middle East and various Pacific Islands. The Europe Building Products segment includes fiber gypsum product manufactured in Europe, and fiber cement product manufactured in the United States that is sold in Europe. The Research and Development segment represents the cost incurred by the research and development centers. General Corporate primarily consist of Asbestos adjustments loss, officer and employee compensation and related benefits, professional and legal fees, administrative costs and rental expense on the Company’s corporate offices. The Company does not report net interest expense for each segment as the segments are not held directly accountable for interest expense.
Operating Segments
The following is the Company’s operating segment information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2023	2022	2021
North America Fiber Cement	$2,787.6	$2,551.3	$2,040.2
Asia Pacific Fiber Cement	539.2	574.9	458.2
Europe Building Products	450.3	488.5	410.3
Worldwide total	$3,777.1	$3,614.7	$2,908.7

	Operating Income Years Ended 31 March
(Millions of US dollars)	2023	2022	2021
North America Fiber Cement	$767.5	$741.2	$585.5
Asia Pacific Fiber Cement	142.8	160.8	124.8
Europe Building Products	26.5	62.9	37.6
Research and Development	(33.3)	(34.4)	(28.9)
Segments total	903.5	930.5	719.0
General Corporate	(162.1)	(247.9)	(246.2)
Total operating income	741.4	682.6	472.8

	Depreciation and Amortization Years ended 31 March
(Millions of US dollars)	2023	2022	2021
North America Fiber Cement	$126.1	$114.4	$89.1
Asia Pacific Fiber Cement	14.7	13.6	13.9
Europe Building Products	28.0	29.8	28.0
General Corporate	1.8	2.8	2.8
Research and Development	2.0	1.2	1.2
Total	$172.6	$161.8	$135.0

	Total Identifiable Assets 31 March
(Millions of US dollars)	2023	2022
North America Fiber Cement	$1,672.9	$1,434.8
Asia Pacific Fiber Cement	509.7	429.1
Europe Building Products	781.5	745.2
Research and Development	15.6	13.5
Segments total	2,979.7	2,622.6
General Corporate [1]	1,499.4	1,620.6
Worldwide total	$4,479.1	$4,243.2
The following is the Company’s geographical information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2023	2022	2021
North America [2]	$2,787.6	$2,551.3	$2,040.2
Australia	380.9	391.7	321.9
Germany	137.8	165.0	143.0
New Zealand	88.1	115.9	81.9
Other Countries [3]	382.7	390.8	321.7
Worldwide total	$3,777.1	$3,614.7	$2,908.7

		Total Identifiable Assets 31 March
(Millions of US dollars)		2023	2022
North America [2]		$1,679.8	$1,442.7
Australia		398.8	314.4
Germany		490.9	503.7
New Zealand		41.2	48.9
Other Countries [3]		369.0	312.9
Segments total		2,979.7	2,622.6
General Corporate [1]		1,499.4	1,620.6
Worldwide total		$4,479.1	$4,243.2
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1Included in General Corporate are deferred tax assets for each operating segment that are not held directly accountable for deferred income taxes and Asbestos-related assets.
2The amounts disclosed for North America are substantially all related to the USA.
3Included are all other countries that account for less than 5% of net sales and total identifiable assets individually, primarily in the Philippines, Spain and other European countries.
Research and development expenditures are expensed as incurred and are summarized by segment in the following table. Research and development segment operating income also includes Selling, general and administrative expenses of US$2.2 million, US$4.1 million and US$2.9 million in fiscal years 2023, 2022 and 2021, respectively.

	Years Ended 31 March
(Millions of US dollars)	2023	2022	2021
North America Fiber Cement	$5.5	$5.3	$5.6
Asia Pacific Fiber Cement	1.3	1.5	1.1
Europe Building Products	1.7	0.9	1.6
Research and Development	31.1	30.3	26.0
	$39.6	$38.0	$34.3
Concentrations of Risk
The distribution channels for the Company’s fiber cement products are concentrated. The Company has one customer who has contributed greater than 10% of net sales in each of the past three fiscal years. The following represents net sales generated by this customer, which is from the North America Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2023		2022		2021
Customer A	$450.1	12.0%	$418.3	12.0%	$347.3	12.0%
Approximately 30%, 33% and 33% of the Company’s net sales in fiscal year 2023, 2022 and 2021, respectively, were from outside the United States. Consequently, changes in the value of foreign currencies could significantly affect the consolidated financial position, results of operations and cash flows of the Company’s non-US operations on translation into US dollars.